March 20, 2007

Securities and Exchange Commission

450 Fifth Street, N.W.

Washington, DC 20549

Re:	The McGraw-Hill Companies, Inc.
2007 Definitive Proxy Materials (File No. 1-1023)

Gentlemen:

On behalf of The McGraw-Hill Companies, Inc. (the “Company”), we are filing herewith pursuant to Rule 14a-6(b) of Regulation 14A of the Securities Exchange Act of 1934, as amended, a definitive copy of the Company’s 2007 proxy statement, notice of meeting, form of proxy card and covering letter to shareholders.

The enclosed definitive proxy materials are being mailed to the Company’s shareholders commencing today, March 20, 2007, in connection with the Company’s Annual Meeting of Shareholders scheduled to be held on April 25, 2007.

Six (6) copies of these definitive proxy materials are being mailed simultaneously to the New York Stock.

Sincerely,

/s/ Scott L. Bennett

Scott L. Bennett

Enclosures

cc:	New York Stock Exchange (6 copies)
Kenneth Vittor
Susan Winter
Celeste Hughes